TETON Westwood Mighty Mites Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 98 .2%
Aerospace and Defense — 3 .8%
144,500 Aerojet Rocketdyne Holdings Inc. † ................. $ 7,928,715
119,400 Allied Motion Technologies Inc. ....................... 4,768,836
147,000 Avio SpA † .......................................................... 1,496,592
105,503 Innovative Solutions and Support Inc. † ........... 756,456
7,000 Kratos Defense & Security Solutions Inc. † ...... 100,380
60,600 Park Aerospace Corp. ........................................ 836,280
15,887,259
Agriculture — 0 .9%
215 J.G. Boswell Co. .................................................. 140,825
195,000 Limoneira Co. .................................................... 3,034,200
370,000 S&W Seed Co. † .................................................. 451,400
3,626,425
Automotive — 2 .1%
35,660 Rush Enterprises Inc. , Cl. A .............................. 2,165,988
78,400 Rush Enterprises Inc. , Cl. B ............................... 5,335,904
52,400 Wabash National Corp. ..................................... 1,343,536
8,845,428
Automotive: Parts and Accessories — 4 .1%
280,000 Commercial Vehicle Group Inc. † ...................... 3,108,000
47,500 Dana Inc. ............................................................ 807,500
50,000 Garrett Motion Inc. † .......................................... 378,500
12,190 Gentherm Inc. † .................................................. 688,857
240,000 Modine Manufacturing Co. † ............................ 7,924,800
18,000 Motorcar Parts of America Inc. † ....................... 139,320
80,000 Puradyn Filter Technologies Inc. † .................... 8
40,000 Standard Motor Products Inc. .......................... 1,500,800
113,460 Strattec Security Corp. † ..................................... 2,064,972
20,500 Titan International Inc. † .................................... 235,340
16,848,097
Aviation: Parts and Services — 3 .7%
228,000 Astronics Corp. † ................................................ 4,528,080
23,896 Astronics Corp. , Cl. B † ...................................... 483,297
176,540 Ducommun Inc. † ............................................... 7,691,848
43,000 Heroux-Devtek Inc. † ......................................... 497,920
83,500 Kaman Corp. ...................................................... 2,031,555
15,232,700
Broadcasting — 1 .3%
305,000 Beasley Broadcast Group Inc. , Cl. A † ............... 311,100
281,000 Corus Entertainment Inc. , Cl. B ........................ 277,871
295,145 Dish TV India Ltd. , GDR † ................................. 41,320
241,120 Gray Television Inc. ........................................... 1,900,026
86,600 Gray Television Inc. , Cl. A ................................ 787,194
32,000 Sinclair Inc. ......................................................... 442,240
150,000 Townsquare Media Inc. , Cl. A .......................... 1,786,500
5,546,251
Building and Construction — 3 .6%
60,000 Armstrong Flooring Inc. † .................................. 1,140
85,000 Gibraltar Industries Inc. † .................................. 5,348,200
5,000 Granite Construction Inc. .................................. 198,900
5,000 Herc Holdings Inc. ............................................. 684,250
16,000 MYR Group Inc. † ............................................... 2,213,440
56,100 The Monarch Cement Co. ................................. 6,549,675
14,995,605
Business Services — 2 .0%
100,000 Diebold Nixdorf Inc. † ........................................ 5,300
36,900 Du-Art Film Laboratories Inc. † (a) .................... 352,764
4,100 Du-Art Film Laboratories Inc. † (a) .................... 39,196
Shares
Market
Value
17,280 ICF International Inc. ........................................ $ 2,149,459
31,400 OPENLANE Inc. † .............................................. 477,908
207,000 PFSweb Inc. ........................................................ 935,640
10,000 Team Inc. † .......................................................... 83,000
2,300,000 Trans-Lux Corp. † (b) .......................................... 1,150,000
54,000 Viad Corp. † ........................................................ 1,451,520
78,000 Willdan Group Inc. † .......................................... 1,494,480
8,139,267
Communications — 0 .4%
174,000 Comtech Telecommunications Corp. ............... 1,590,360
Communications Equipment — 0 .5%
63,000 Anterix Inc. † ....................................................... 1,996,470
Computer Software and Services — 1 .5%
4,000 Agilysys Inc. † ..................................................... 274,560
706,000 Alithya Group Inc. , Cl. A † ................................ 1,150,780
134,000 American Software Inc. , Cl. A .......................... 1,408,340
22,000 Avid Technology Inc. † ....................................... 561,000
4,000 Cardlytics Inc. † .................................................. 25,280
45,000 DHI Group Inc. † ................................................ 172,350
10,000 Digi International Inc. † ..................................... 393,900
10,000 Materialise NV , ADR † ....................................... 86,400
137,000 Mitek Systems Inc. † ........................................... 1,485,080
45,000 Otonomo Technologies Ltd. † ............................ 18,000
30,000 Playstudios Inc. † ................................................ 147,300
1,000 Tyler Technologies Inc. † .................................... 416,470
6,139,460
Consumer Products — 2 .7%
55,000 Acme United Corp. ............................................ 1,371,700
27,700 Bassett Furniture Industries Inc. ....................... 416,608
850,000 Goodbaby International Holdings Ltd. † .......... 59,660
5,000 Johnson Outdoors Inc. , Cl. A ............................ 307,250
243,175 Lifetime Brands Inc. .......................................... 1,373,939
367,600 Marine Products Corp. ...................................... 6,197,736
14,000 MarineMax Inc. † ................................................ 478,240
10,000 Nautilus Inc. † ..................................................... 12,200
15,300 Oil-Dri Corp. of America .................................. 902,547
5,700 PC Group Inc. † (a) .............................................. 1
2,300,000 Playmates Holdings Ltd. ................................... 184,916
11,304,797
Consumer Services — 0 .4%
163,000 1-800-Flowers.com Inc. , Cl. A † ......................... 1,271,400
63,400 Bowlin Travel Centers Inc. † .............................. 285,300
3,500 Carriage Services Inc. ........................................ 113,645
1,670,345
Diversified Industrial — 11 .5%
155,638 American Outdoor Brands Inc. † ....................... 1,350,938
133,000 Ampco-Pittsburgh Corp. † ................................. 422,940
211,000 Burnham Holdings Inc. , Cl. A (b) ...................... 2,700,800
27,300 Chase Corp. ........................................................ 3,309,306
68,000 Columbus McKinnon Corp. .............................. 2,764,200
136,000 Distribution Solutions Group Inc. † .................. 7,080,160
129,000 Graham Corp. † .................................................. 1,713,120
2,000 Griffon Corp. ...................................................... 80,600
17,500 Haulotte Group SA ............................................ 60,152
700 Hyster-Yale Materials Handling Inc. ................ 39,088
307,000 Intevac Inc. † ....................................................... 1,151,250
10,000 John Bean Technologies Corp. .......................... 1,213,000
161,479 L.B. Foster Co. , Cl. A † ........................................ 2,305,920
7,800 MSA Safety Inc. .................................................. 1,356,888

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
663,870 Myers Industries Inc. ......................................... $ 12,898,994
192,500 Park-Ohio Holdings Corp. ................................ 3,657,500
19,500 RWC Inc. † ........................................................... 175,500
14,000 Standex International Corp. .............................. 1,980,580
9,482 Steel Partners Holdings LP † ............................. 450,395
235,000 Tredegar Corp. ................................................... 1,567,450
116,800 Twin Disc Inc. † ................................................... 1,315,168
47,593,949
Educational Services — 0 .2%
95,000 Universal Technical Institute Inc. † ................... 656,450
Electronics — 6 .3%
137,000 Arlo Technologies Inc. † ..................................... 1,494,670
6,800 Badger Meter Inc. .............................................. 1,003,408
114,300 Bel Fuse Inc. , Cl. A (b) ........................................ 6,661,404
160,000 CTS Corp. ........................................................... 6,820,800
55,000 Daktronics Inc. † ................................................. 352,000
30,000 IMAX Corp. † ...................................................... 509,700
35,400 Kimball Electronics Inc. † ................................... 978,102
4,000 Mesa Laboratories Inc. ...................................... 514,000
8,190 Methode Electronics Inc. ................................... 274,529
89,000 Stoneridge Inc. † ................................................. 1,677,650
83,700 Ultra Clean Holdings Inc. † ............................... 3,219,102
132,000 Ultralife Corp. † .................................................. 638,880
54,012 Vishay Precision Group Inc. † ........................... 2,006,546
26,150,791
Energy and Utilities: Natural Gas — 0 .6%
7,000 Chesapeake Utilities Corp. ............................... 833,000
84,010 RGC Resources Inc. ........................................... 1,682,720
3,500 Unitil Corp. ........................................................ 177,485
2,693,205
Energy and Utilities: Services — 0 .5%
205,000 Alvopetro Energy Ltd. ...................................... 1,634,120
24,000 Dawson Geophysical Co. † ................................ 48,720
60,000 RPC Inc. .............................................................. 429,000
6,500 Subsea 7 SA , ADR .............................................. 81,250
2,193,090
Energy and Utilities: Water — 1 .7%
32,320 Artesian Resources Corp. , Cl. A ....................... 1,526,151
9,500 Cadiz Inc. † .......................................................... 38,570
23,600 California Water Service Group ....................... 1,218,468
57,000 Consolidated Water Co. Ltd. ............................ 1,381,110
30,000 Energy Recovery Inc. † ....................................... 838,500
5,200 Middlesex Water Co. ......................................... 419,432
38,360 The York Water Co. ............................................ 1,583,117
7,005,348
Entertainment — 0 .6%
108,000 Borussia Dortmund GmbH & Co. KGaA † ....... 514,413
1,500 Canterbury Park Holding Corp. ....................... 34,920
28,000 GAN Ltd. † .......................................................... 45,920
534,555 Sportech plc † ...................................................... 127,291
17,000 World Wrestling Entertainment Inc. , Cl. A ..... 1,843,990
2,566,534
Environmental Control — 0 .8%
33,400 Casella Waste Systems Inc. , Cl. A † ................... 3,021,030
15,000 Primo Water Corp. ............................................. 188,100
3,209,130
Shares
Market
Value
Equipment and Supplies — 6 .1%
14,000 AZZ Inc. ............................................................. $ 608,440
40,000 CIRCOR International Inc. † .............................. 2,258,000
149,300 Core Molding Technologies Inc. † ..................... 3,396,575
80,000 Federal Signal Corp. .......................................... 5,122,400
40,000 Interpump Group SpA ...................................... 2,220,810
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 264,034
295,000 The Eastern Co. .................................................. 5,336,550
86,000 The Gorman-Rupp Co. ...................................... 2,479,380
67,500 The L.S. Starrett Co. , Cl. A † ............................... 705,375
18,000 The Manitowoc Co. Inc. † .................................. 338,940
72,000 Titan Machinery Inc. † ........................................ 2,124,000
32,500 TransAct Technologies Inc. † ............................. 291,200
25,145,704
Financial Services — 10 .5%
2,000 Ameris Bancorp ................................................. 68,420
22,000 Atlantic American Corp. † ................................. 42,460
41,244 Atlantic Union Bankshares Corp. ..................... 1,070,282
13,800 Bank7 Corp. ........................................................ 338,514
9,660 Berkshire Hills Bancorp Inc. ............................. 200,252
2,560 Burke & Herbert Financial Services Corp. ....... 164,352
15,240 Cadence Bank .................................................... 299,314
79,800 Capital City Bank Group Inc. ........................... 2,445,072
8,000 Capitol Federal Financial Inc. ........................... 49,360
16,560 Citizens & Northern Corp. ................................ 319,608
5,000 ConnectOne Bancorp Inc. ................................. 82,950
28,300 Crazy Woman Creek Bancorp Inc. ................... 640,995
9,745 Dime Community Bancshares Inc. ................... 171,804
1,105 Farmers & Merchants Bank of Long Beach ..... 6,005,675
40,000 Farmers National Banc Corp. ........................... 494,800
24,440 First Internet Bancorp ........................................ 362,934
389,300 Flushing Financial Corp. ................................... 4,784,497
74,000 FNB Corp. .......................................................... 846,560
32,116 FS Bancorp Inc. .................................................. 965,728
10 Guaranty Corp. , Cl. A † (a) ................................. 55,000
15,000 Hanover Bancorp Inc. ........................................ 269,700
25,600 HomeStreet Inc. ................................................. 151,552
9,030 Hope Bancorp Inc. ............................................. 76,033
96,791 I3 Verticals Inc. , Cl. A † ...................................... 2,212,642
17,000 ICC Holdings Inc. † ............................................ 280,500
60,500 KKR & Co. Inc. ................................................... 3,388,000
75,700 Legacy Housing Corp. † ..................................... 1,755,483
700 LendingTree Inc. † .............................................. 15,477
96,000 Medallion Financial Corp. ................................ 759,360
4,197 Northrim BanCorp Inc. ..................................... 165,068
10,440 OceanFirst Financial Corp. ............................... 163,073
10,000 Pacific Premier Bancorp Inc. ............................. 206,800
32,000 Primis Financial Corp. ....................................... 269,440
30,530 Renasant Corp. ................................................... 797,749
5,978 Salisbury Bancorp Inc. ....................................... 141,619
33,500 Sandy Spring Bancorp Inc. ................................ 759,780
3,000 Seacoast Banking Corp. of Florida ................... 66,300
3,600 Security National Corp. ..................................... 475,740
68,000 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 1,377,000
6,750 Simmons First National Corp. , Cl. A ................ 116,438
75,010 Southern First Bancshares Inc. † ........................ 1,856,497
4,500 Southside Bancshares Inc. ................................. 117,720
9,200 SouthState Corp. ................................................ 605,360
21,500 Sprott Inc. ........................................................... 696,082
64,500 Stellar Bancorp Inc. ............................................ 1,476,405
30,000 Territorial Bancorp Inc. ..................................... 368,400

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
5,500 Thomasville Bancshares Inc. ............................. $ 338,525
5,000 Towne Bank ....................................................... 116,200
10,010 TrustCo Bank Corp. NY .................................... 286,386
8,500 United Bankshares Inc. ..................................... 252,195
44,800 Valley National Bancorp ................................... 347,200
31,800 Value Line Inc. ................................................... 1,459,620
40,410 Washington Trust Bancorp Inc. ........................ 1,083,392
71,520 Waterstone Financial Inc. .................................. 1,036,325
84,580 Western New England Bancorp Inc. ................ 493,947
170,000 Wright Investors' Service Holdings Inc. † ........ 24,803
43,415,388
Food and Beverage — 2 .4%
84,600 Andrew Peller Ltd. , Cl. A .................................. 261,831
15,000 BellRing Brands Inc. † ........................................ 549,000
1,900 Bridgford Foods Corp. † .................................... 21,869
48,000 Calavo Growers Inc. .......................................... 1,392,960
135,000 Corby Spirit and Wine Ltd. , Cl. A .................... 1,447,065
317,000 Crimson Wine Group Ltd. † .............................. 2,123,900
684,000 Farmer Brothers Co. † ........................................ 1,894,680
1,350 Hanover Foods Corp. , Cl. A .............................. 67,122
300 Hanover Foods Corp. , Cl. B .............................. 16,200
21,000 Iwatsuka Confectionery Co. Ltd. ...................... 752,417
1,200 J & J Snack Foods Corp. ..................................... 190,032
1,400 John B Sanfilippo & Son Inc. ............................. 164,178
70,000 Premier Foods plc .............................................. 113,259
1,510 Rock Field Co. Ltd. ............................................ 15,613
4,600 Scheid Vineyards Inc. , Cl. A † ............................ 72,197
4,000 T. Hasegawa Co. Ltd. ........................................ 95,083
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 365,586
207,400 Vitasoy International Holdings Ltd. ................ 258,324
23,000 Willamette Valley Vineyards Inc. † .................... 132,710
9,934,026
Health Care — 5 .1%
65,000 Accuray Inc. † ..................................................... 251,550
5,700 Boiron SA ........................................................... 243,818
9,000 CareDx Inc. † ....................................................... 76,500
3,000 Collegium Pharmaceutical Inc. † ....................... 64,470
7,400 Conformis Inc. † .................................................. 16,206
228,660 Cutera Inc. † ........................................................ 3,459,626
35,142 Electromed Inc. † ................................................ 376,371
60,500 Exelixis Inc. † ...................................................... 1,156,155
200,000 InfuSystem Holdings Inc. † ................................ 1,926,000
21,730 Integer Holdings Corp. † ................................... 1,925,495
9,500 Invitae Corp. † .................................................... 10,735
5,500 LeMaitre Vascular Inc. ....................................... 370,040
212,000 Neogen Corp. † ................................................... 4,611,000
60,500 NeoGenomics Inc. † ............................................ 972,235
60,000 Neuronetics Inc. † ............................................... 129,000
1,500 Omnicell Inc. † .................................................... 110,505
190,000 OPKO Health Inc. † ............................................ 412,300
21,000 Option Care Health Inc. † .................................. 682,290
58,500 Orthofix Medical Inc. † ....................................... 1,056,510
25,000 Paratek Pharmaceuticals Inc. † .......................... 55,250
2,500 QuidelOrtho Corp. † .......................................... 207,150
1,300 STERIS plc .......................................................... 292,474
46,400 SurModics Inc. † ................................................. 1,452,784
69,611 United-Guardian Inc. ........................................ 593,085
1,000 Utah Medical Products Inc. ............................... 93,200
Shares
Market
Value
19,500 Zealand Pharma A/S † ........................................ $ 699,011
21,243,760
Hotels and Gaming — 5 .9%
22,964 Bally's Corp. † ..................................................... 357,320
19,051 Boyd Gaming Corp. ........................................... 1,321,568
20,200 Caesars Entertainment Inc. † ............................. 1,029,594
3,400 Churchill Downs Inc. ........................................ 473,178
1,211,119 Full House Resorts Inc. † .................................... 8,114,497
180,885 Gambling.com Group Ltd. † .............................. 1,852,262
20,000 Genius Sports Ltd. † ........................................... 123,800
120,700 Golden Entertainment Inc. † .............................. 5,045,260
255,221 Inspired Entertainment Inc. † ............................ 3,754,301
237,000 PlayAGS Inc. † .................................................... 1,339,050
20,000 Rush Street Interactive Inc. † ............................. 62,400
72,500 The Marcus Corp. .............................................. 1,075,175
24,548,405
Machinery — 4 .8%
179,500 Astec Industries Inc. .......................................... 8,156,480
4,400 DMG Mori AG ................................................... 203,574
473,600 Gencor Industries Inc. † ..................................... 7,378,688
22,650 Tennant Co. ........................................................ 1,837,141
16,020 The Middleby Corp. † ........................................ 2,368,237
11,100 Williams Industrial Services Group Inc. † ........ 4,218
19,948,338
Manufactured Housing and Recreational Vehicles — 3 .5%
16,140 Cavco Industries Inc. † ....................................... 4,761,300
107,250 Nobility Homes Inc. .......................................... 3,212,138
63,200 Skyline Champion Corp. † ................................. 4,136,440
36,400 Winnebago Industries Inc. ................................ 2,427,516
14,537,394
Metals and Mining — 0 .1%
36,000 Osisko Gold Royalties Ltd. ............................... 553,282
400,000 Tanami Gold NL † .............................................. 10,658
563,940
Paper and Forest Products — 0 .1%
26,550 Keweenaw Land Association Ltd. † .................. 564,188
Publishing — 0 .8%
7,000 DallasNews Corp. .............................................. 27,230
23,500 Lee Enterprises Inc. † ......................................... 316,545
339,800 The E.W. Scripps Co. , Cl. A † ............................. 3,109,170
3,452,945
Real Estate — 1 .8%
116,000 AmBase Corp. † .................................................. 14,790
116,300 Capital Properties Inc. , Cl. A ............................ 1,311,864
30,000 DREAM Unlimited Corp. , Cl. A ....................... 467,183
19,500 FRP Holdings Inc. † ............................................ 1,122,615
19,040 Gyrodyne LLC † ................................................. 182,022
6,200 Holobeam Inc. † .................................................. 204,600
283,269 Reading International Inc. , Cl. A † .................... 750,663
74,400 Reading International Inc. , Cl. B † ..................... 1,737,240
2,508 Royalty LLC † (a) ................................................. 765
98,000 Tejon Ranch Co. † ............................................... 1,686,580
340,000 Trinity Place Holdings Inc. † ............................. 183,600
7,661,922
Restaurants — 4 .2%
57,000 Denny's Corp. † .................................................. 702,240
212,500 Nathan's Famous Inc. (b) ................................... 16,689,750
17,391,990

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Retail — 1 .2%
16,000 Big 5 Sporting Goods Corp. .............................. $ 146,560
4,000 Ingles Markets Inc. , Cl. A .................................. 330,600
32,000 Lands' End Inc. † ................................................ 248,320
20,000 La-Z-Boy Inc. ...................................................... 572,800
26,500 Movado Group Inc. ........................................... 710,995
16,000 Natural Grocers by Vitamin Cottage Inc. ........ 196,160
1,000 PetMed Express Inc. .......................................... 13,790
50,000 Sportsman's Warehouse Holdings Inc. † .......... 285,000
106,747 Village Super Market Inc. , Cl. A ....................... 2,435,967
4,940,192
Semiconductors — 0 .1%
53,927 SkyWater Technology Inc. † ............................... 507,992
Specialty Chemicals — 1 .8%
33,000 American Vanguard Corp. ................................ 589,710
70,080 Hawkins Inc. ...................................................... 3,342,115
3,500 Minerals Technologies Inc. ................................ 201,915
100,000 Navigator Holdings Ltd. † ................................. 1,301,000
56,100 Neo Performance Materials Inc. ....................... 347,251
25,000 Teraoka Seisakusho Co. Ltd. ............................. 58,041
66,900 The General Chemical Group Inc. † (a) ............. 0
192,174 Treatt plc ............................................................. 1,525,381
7,365,413
Telecommunications — 0 .6%
56,000 A10 Networks Inc. ............................................. 817,040
10,500 Frequency Electronics Inc. ................................ 69,510
270,000 INNOVATE Corp. † ............................................ 472,500
30,000 Nuvera Communications Inc. ........................... 405,000
2,800 Preformed Line Products Co. ........................... 437,080
5,000 Shenandoah Telecommunications Co. ............. 97,150
2,298,280
Transportation — 0.0%
6,000 Patriot Transportation Holding Inc. † ............... 50,160
TOTAL COMMON STOCKS ......................... 407,460,998
PREFERRED STOCKS — 0 .1%
Automotive: Parts and Accessories — 0 .1%
16,700 Jungheinrich AG ................................................ 611,201
RIGHTS — 0 .1%
Energy and Utilities: Services — 0 .1%
85,500 Pineapple Energy Inc. , CVR † ............................ 301,815
Health Care — 0.0%
200,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 01/02/24 † (a) ......................................... 0
Metals and Mining — 0.0%
60,000 Pan American Silver Corp. , CVR † .................... 30,606
TOTAL RIGHTS ............................................... 332,421
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (a) .................. 652
Computer Software and Services — 0.0%
9,000 Otonomo Technologies Ltd. , expire 08/13/26 † 180
Shares
Market
Value
Diversified Industrial — 0.0%
47,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † ..... $ 23,030
Energy and Utilities: Services — 0.0%
7,627 Weatherford International plc , expire
12/13/23 † ......................................................... 3,203
Health Care — 0.0%
8,737 Option Care Health Inc. , Cl. A , expire
07/27/25 † ......................................................... 31,813
8,737 Option Care Health Inc. , Cl. B , expire
12/31/25 † ......................................................... 24,535
56,348
TOTAL WARRANTS ....................................... 83,413
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .4%
$ 5,675,000 U.S. Treasury Bills,
5.104 % to 5.222% †† ,
08/24/23 to 09/21/23 ........................................ 5,627,238
TOTAL MISCELLANEOUS
INVESTMENTS — 0 .2% (c) .......................... 902,167
TOTAL INVESTMENTS — 100.0%
(Cost $ 254,261,910 ) ......................................... $ 415,017,438
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
GDR Global Depositary Receipt